UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT CT 06881
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-1685
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Jerrold N. Fine     Westport, Connecticut     February 14, 2001
           [Signature]              [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings  reported  are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     3
                                               -------------

Form 13F Information Table Entry Total:               27
                                               -------------

Form 13F Information Table Value Total:        $ 306,509
                                               -------------
                                                (thousands)


List of Other Included Managers:
1, ROBERT JAFFEE, GENERAL PARTNER
2, DEBORAH ZISKIN, GENERAL PARTNER
3, MARGARET EPPRECHT, GENERAL PARTNER

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.           Form 13F File Number        Name

     1.            28-1839                     Robert Jaffee
     2.            28-2944                     Deborah Ziskin
     3.            28-7626                     Margaret Epprecht



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
                                     Form 13F INFORMATION TABLE

                                                      VALUE    SHRS OR  SH/  PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER        TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE SHARED NONE
    --------------        --------------   -----     --------  -------  ---  -----------------------------------------
ASTRAZENECA PLC             SPONS ADR     046353108   18,025    350,000               X         X            X
BAUSH & LOMB INC            COMMON        071707103    8,088    200,000               X         X            X
BAUSH & LOMB INC            COMMON        071707903    3,113     77,000 (C)           X         X            X
BAXTER INTERNATIONAL INC.   COMMON        071813109   19,870    225,000               X         x            X
BRASS EAGLE INC             COMMON        10553F106   28,018  3,674,474               X         X            X
BROADWING INC               COMMON        111620100   15,969    700,000               X         X            X
CENDANT CORP                COMMON        151313103    7,700    800,000               X         X            X
CHARTER COMMUNICATIONS INC  CL A          16117M107   10,209    450,000               X         X            X
CITIZENS UTILS CO.          COMN SPCL B   177342201   13,125  1,000,000               X         X            X
COMCAST CORP.               COMN SPCL A   200300200   12,525    300,000               X         X            X
DICK CLARK PRODUCTIONS INC. COMMON        181512104   10,359    812,500               X         X            X
DIEBOLD INC                 COMMON        253651103    1,836     55,000               X         X            X
EDEN BIOSCIENCE CORP        COMMON        279445100    1,497     50,000               X         X            X
EVEREST REINSURANCE INC.    COMMON        299808105   28,650    400,000               X         X            X
FLAMEL TECH S.A.            SPON. ADR     338488109    2,320    320,000               X         X            X
HOUSEHOLD INTL INC.         COMMON        441815107    4,217     76,665               X         X            X
IGEN INC                    COMMON        449536101    1,231    100,000               X         X            X
MERCATOR SOFTWARE INC.      COMMON        587587106    1,287    239,400               X         X            X
MONSANTO COMPANY            COMMON        61166W101   18,944    700,000               X         X            X
NTL INC.                    COMMON        629407107    6,942    290,000               X         X            X
OM GROUP, INC.              COMMON        670872100   12,291    225,000               X         X            X
PACIFIC GULF PPTYS INC.     COMMON        694396102    2,655    433,400               X         X            X
PHILADELPHIA SUBURBAN CORP  COMMON        718009608    7,656    312,500               X         X            X
PLAINS RESOURCES INC.       COMMON        726540503    6,781    321,000               X         X            X
TEXACO INC.                 COMMON        881694103   43,488    700,000               X         X            X
TRANSATLANTIC HOLDINGS INC. COMMON        893521104   28,554    269,700               X         X            X
UNOCAL CORP                 COMMON        915289102   11,606    300,000               X         X            X
WORLDCOM INC                COMMON        98157D106   14,062  1,000,000               X         X            X
ZALE CORP                   COMMON        988858106    7,265    250,000               X         X            X


NOTE:
  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

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